Business Combinations (Details) - Schedule of Intangible Assets Consist of Trade Names, Technology, and Customer Relationships $ in Thousands	Dec. 31, 2022 USD ($)
Acquisition of Lab Society [Member] | Trade Names [Member]
Identified intangible assets
Asset Value	$ 317
Useful Life	5 years
Acquisition of Lab Society [Member] | Acquired developed Technology [Member]
Identified intangible assets
Asset Value	$ 1,432
Useful Life	8 years
Acquisition of Lab Society [Member] | Customer relationships [Member]
Identified intangible assets
Asset Value	$ 713
Useful Life	6 years
Acquisition of Lab Society [Member] | Total identified intangible assets [Member]
Identified intangible assets
Asset Value	$ 2,462
Cascade and Precision [Member] | Trade Names [Member]
Identified intangible assets
Asset Value	$ 1,260
Cascade and Precision [Member] | Trade Names [Member] | Minimum [Member]
Identified intangible assets
Useful Life	6 years
Cascade and Precision [Member] | Trade Names [Member] | Maximum [Member]
Identified intangible assets
Useful Life	7 years
Cascade and Precision [Member] | Acquired developed Technology [Member]
Identified intangible assets
Asset Value	$ 3,818
Useful Life	5 years
Cascade and Precision [Member] | Customer relationships [Member]
Identified intangible assets
Asset Value	$ 3,609
Cascade and Precision [Member] | Customer relationships [Member] | Minimum [Member]
Identified intangible assets
Useful Life	7 years
Cascade and Precision [Member] | Customer relationships [Member] | Maximum [Member]
Identified intangible assets
Useful Life	8 years
Cascade and Precision [Member] | Total identified intangible assets [Member]
Identified intangible assets
Asset Value	$ 9,889
Cascade and Precision [Member] | Non-compete agreements [Member]
Identified intangible assets
Asset Value	$ 1,202
Useful Life	5 years
PurePressure [Member] | Trade Names [Member]
Identified intangible assets
Asset Value	$ 227
Useful Life	5 years
PurePressure [Member] | Acquired developed Technology [Member]
Identified intangible assets
Asset Value	$ 1,093
Useful Life	8 years
PurePressure [Member] | Total identified intangible assets [Member]
Identified intangible assets
Asset Value	$ 3,037
PurePressure [Member] | Non-compete agreements [Member]
Identified intangible assets
Asset Value	$ 1,717
Useful Life	5 years